Intangible assets, net - Estimated future amortization expense (Details) - Intangible assets - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Indefinite-lived Intangible Assets [Line Items]
Remainder of fiscal 2022	$ 9,708
Fiscal 2023	515
Fiscal 2024	515
Fiscal 2025	515
Fiscal 2026	515
Thereafter	1,718
Intangible assets, net	$ 13,486	$ 68,427